Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.01
Preferred Shares Authorized	100,000,000	0
Preferred Shares Issued	0	0
Preferred Shares Outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	1,000,000
Common Shares Issued	3,341,665	154,110
Common Shares Outstanding	3,341,665	154,110